Harding, Loevner Funds, Inc.
        ---------------------------------------------------------------

                               Semiannual Report

                                 April 30, 1999
                                   (Unaudited)



                           Portfolios managed by

                     Harding, Loevner Management, L.P.


                      International Equity Portfolio

                          Global Equity Portfolio

                       Multi-Asset Global Portfolio

                      Emerging Markets Portfolio



                                600 Fifth Avenue
                                   26th Floor
                               New York, NY 10020






Statements of Net Assets

International Equity Portfolio................................................1

Global Equity Portfolio.......................................................4

Multi-Asset Global Portfolio..................................................7

Emerging Markets Portfolio...................................................10

Statements of Operations.....................................................13

Statements of Changes in Net Assets..........................................14

Financial Highlights.........................................................16

Notes to Financial Statements................................................20









                                                            June 22, 1999



Dear Shareholder:

Enclosed is the Semi-annual Report to Shareholders for the six-month fiscal period ended April 30, 1999, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 1999 will be sent to you shortly.



                                        Sincerely,



                                        David R. Loevner
                                        President







Harding, Loevner Funds, Inc.



--------------------------------------------------------------------------------
International Equity Portfolio-Statement of Net Assets

April 30, 1999 (Unaudited)                                                        Shares                Value (1)
--------------------------------------------------------------------------------

Long Term Investments -- 99.1%

Common Stocks -- 99.1%

Argentina-- 0.8%
Quilmes Industrial SA (Foods/Beverages) *                                             304,000        $     2,736,000
                                                                                                     ----------------

Australia-- 2.9%
Rio Tinto Ltd. (Mining)                                                               580,700              9,790,965
                                                                                                     ----------------

Canada-- 2.4%
Imperial Oil Ltd. (Oil/Gas)                                                           384,600              8,028,525
                                                                                                     ----------------

France-- 8.9%
Air Liquide (Energy)                                                                   37,100              5,732,929
AXA Co. (Financial)                                                                    22,170              2,867,390
Bic (Manufacturing)                                                                   111,700              6,277,656
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)                         155,162              7,542,784
Michelin (CGDE) - Class B (Manufacturing)                                             168,148              7,643,719
                                                                                                     ----------------
                                                                                                          30,064,478
                                                                                                     ----------------

Germany-- 4.4%
Allianz AG (Insurance)                                                                 17,550              5,600,338
Hoechst AG (Basic Industry)                                                            69,000              3,275,378
SAP AG -Sponsored ADR (Technology)                                                     97,400              3,055,925
SGL Carbon AG (Chemical) *                                                             52,400              2,886,701
                                                                                                     ----------------
                                                                                                          14,818,342
                                                                                                     ----------------

Hong Kong-- 6.4%
Hutchison Whampoa Ltd. (Diversified Holdings)                                         946,000              8,482,827
Johnson Electric Holdings (Electrical Equipment)                                    2,775,648              8,290,487
Li & Fung Ltd. (Distribution/Wholesale)                                             2,036,000              4,991,097
                                                                                                     ----------------
                                                                                                          21,764,411
                                                                                                     ----------------

Ireland-- 1.1%
CBT Group plc-ADR (Computers) *                                                       241,300              3,740,150
                                                                                                     ----------------

Italy-- 1.9%
Luxottica Group SpA - ADR (Optical Supplies)                                          399,800              6,346,825
                                                                                                     ----------------

Japan-- 14.5%
Atlantis Japan Growth Fund (Investment Company) *                                     532,000              4,123,000
Canon, Inc. (Office Equipment)                                                        351,000              8,585,358
Denso Co., Ltd. (Electrical Equipment)                                                351,000              7,129,963
Hirose Electronics Co., Ltd. (Electrical Equipment)                                   106,400              9,893,115
Kurita Water Industries Ltd. (Manufacturing)                                          335,000              5,387,837
Mitsubishi Corp. (Distribution/Wholesale)                                             338,000              2,236,723
NTT Mobile Communications (Services)                                                    1,510              8,854,079
Tokio Marine & Fire Insurance Co. (Insurance)                                         256,000              2,982,878
                                                                                                     ----------------
                                                                                                          49,192,953
                                                                                                     ----------------

Harding, Loevner Funds, Inc.



--------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio-Statement of Net Assets  (continued)

April 30, 1999 (Unaudited)                                                        Shares                Value (1)
-----------------------------------------------------------------------------------------------------------------------


Mexico-- 3.6%
Grupo Televisa SA (Services) *                                                         86,000        $     3,526,000
Kimberly Clark de Mexico SA de CV (Manufacturing)                                   1,310,400              5,110,986
Telefonos de Mexico - Class L,  ADR (Services)                                         45,600              3,454,200
                                                                                                     ----------------
                                                                                                          12,091,186
                                                                                                     ----------------

Netherlands-- 10.6%
IHC Caland NV (Transportation)                                                        149,530              6,789,463
ING Groep NV (Financial)                                                              151,700              9,360,606
Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)                                       231,200             13,568,551
Wolters Kluwer NV (Publishing)                                                        141,480              6,169,388
                                                                                                     ----------------
                                                                                                          35,888,008
                                                                                                     ----------------

Singapore-- 8.9%
Dairy Farm International Holdings Ltd. (Food/Diversified)                           6,278,000              9,291,440
DBS Local Certificates (Financial) *                                                1,572,000             11,308,020
Singapore Press Holdings (Publishing)                                                 662,000              9,758,255
                                                                                                     ----------------
                                                                                                          30,357,715
                                                                                                     ----------------

South Africa-- 1.1%
Adcock Ingram Ltd. - N Shares (Medical Devices)                                        47,634                134,291
Beverage & Consumer Ind. (Food/Beverages)                                              62,216              1,215,557
Edgars Stores Ltd. (Apparel)                                                            6,137                 31,185
LibLife Strategic Investments Ltd. (Diversified Holdings)                           1,586,152              2,391,837
South Africa Breweries (Food/Beverages) *                                              10,419                 87,094
The Premier Group Ltd. (Food/Diversified)                                             130,721                 50,994
                                                                                                     ----------------
                                                                                                           3,910,958
                                                                                                     ----------------

Spain-- 2.3%
Bankinter SA (Financial)                                                              189,300              7,954,098
                                                                                                     ----------------

Sweden-- 2.4%
Investor AB - Class B (Holding Company)                                               179,200              8,156,102
                                                                                                     ----------------

Switzerland-- 9.7%
ABB AG Namen (Engineering)                                                             29,630              8,660,328
Nestle SA - ADR (Foods/Beverages)                                                     115,000             10,661,927
Novartis AG (Pharmaceuticals)                                                           5,075              7,450,745
Union Bank of Switzerland AG (Financial)                                               18,509              6,297,315
                                                                                                     ----------------
                                                                                                          33,070,315
                                                                                                     ----------------

Thailand-- 1.6%
The Siam Cement Co., Ltd. (Manufacturing/Distribution) *                              180,700              5,339,639
                                                                                                     ----------------

United Kingdom-- 15.6%
British Telecommunications plc (Services)                                             195,100              3,282,374
Glaxo Wellcome plc - ADR (Pharmaceuticals)                                            117,500              6,844,375
Hays plc (Distribution)                                                               743,000              8,273,651
Pearson plc (Multimedia)                                                              403,400              8,594,046
Railtrack Group plc (Transportation/Rail)                                             315,500              6,594,314
Rentokil Initial plc (Commercial Services)                                          1,405,500              8,207,094
Vodafone Group plc (Services)                                                         163,700              3,020,539



United Kingdom (continued)
WPP Group plc (Advertising)                                                      899,500             $     7,986,989
                                                                                                     ----------------
                                                                                                     ----------------
                                                                                                          52,803,382
                                                                                                     ----------------



Total Common Stocks (Cost - $271,179,870)                                                                336,054,052
                                                                                                     ----------------

Total Long Term Investments(Cost - $271,179,870)                                                         336,054,052
                                                                                                     ----------------

                                                                                Face Amount

                                                                               --------------

Cash  Equivalents -- 1.6% Investors Bank & Trust Company  Repurchase  Agreement,
4.25% due 5/03/99 in the amount of $5,605,277;  Issued 04/30/99  (collateralized by $6,810,000 par of Federal Home Loan Mortgage Corporation, 5.887% due 12/15/22
with a market value of $5,885,339) (Cost - $5,603,290)
                                                                                $5,603,290
                                                                                                           5,603,290
                                                                                                     ----------------


Total Investments-- 100.7% (Cost $276,783,160)                                                       $   341,657,342
                                                                                                     ----------------



Other Assets, Net of Liabilities -- (0.7)%

Other assets                                                                                         $    27,221,995
Other Liabilities                                                                                        (29,753,045)
                                                                                                     ----------------
                                                                                                          (2,531,050)
                                                                                                     ----------------

Net Assets-- 100%
Applicable to 24,929,835 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                      $   339,126,292
                                                                                                     ================

Net Asset Value, Offering and Redemption Price Per Share                                             $         13.60
                                                                                                     ================

Components of Net Assets as of April 30, 1999 were as follows:

Capital Stock at par value ($.001)                                                                   $        24,930
Capital Stock in excess of par value                                                                     281,767,317
Distributions in excess of investment income, net                                                           (534,728)
Distributions in excess of net realized gain on investments and foreign currency-related                  (6,976,654)
transactions
Net unrealized appreciation on investments and on assets and liabilities denominated in
foreign currencies                                                                                        64,845,427
                                                                                                     ================
                                                                                                     $   339,126,292
                                                                                                     ================



 *       Non-income producing security.
ADR       American Depositary Receipt
(1)     See Note 2 to Financial Statements



See Notes to Financial Statements





Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Global Equity Portfolio-Statement of Net Assets

April 30, 1999 (Unaudited)                                                            Shares               Value (1)
-----------------------------------------------------------------------------------------------------------------------



Long Term Investments -- 99.2%

Common Stocks -- 98.3%

Argentina-- 0.9%
Quilmes Industrial SA (Foods/Beverages) *                                                 25,000        $     225,000
                                                                                                        --------------

Australia-- 3.2%
Rio Tinto Ltd. (Mining)                                                                   50,000              843,031
                                                                                                        --------------

France-- 4.6%
Bic (Manufacturing)                                                                        6,690              375,985
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)                             17,010              826,895
                                                                                                        --------------
                                                                                                            1,202,880
                                                                                                        --------------

Germany-- 1.6%
Allianz AG (Insurance)                                                                       800              255,286
SAP AG -Sponsored ADR (Technology)                                                         5,000              156,875
                                                                                                        --------------
                                                                                                              412,161
                                                                                                        --------------

Hong Kong-- 9.2%
Hutchison Whampoa Ltd. (Diversified Holdings)                                             77,000              690,463
Jardine Strategic Holdings Ltd. (Financial Services)                                     350,000              864,500
Johnson Electric Holdings (Electrical Equipment)                                         200,000              597,373
Li & Fung Ltd. (Distribution/Wholesale)                                                  100,000              245,142
                                                                                                        --------------
                                                                                                            2,397,478
                                                                                                        --------------

Ireland-- 0.9%
CBT Group plc-ADR (Computers) *                                                           15,000              232,500
                                                                                                        --------------

Italy-- 1.1%
Luxottica Group SpA - ADR (Optical Supplies)                                              18,000              285,750
                                                                                                        --------------

Japan-- 3.3%
Hirose Electronics Co., Ltd. (Electrical Equipment)                                        4,000              371,922
Mitsubishi Corp. (Distribution/Wholesale)                                                 75,000              496,314
                                                                                                        --------------
                                                                                                              868,236
                                                                                                        --------------

Mexico-- 4.0%
Grupo Televisa SA (Services) *                                                             6,000              246,000
Kimberly Clark de Mexico SA de CV (Manufacturing)                                        130,000              507,042
Telefonos de Mexico - Class L,  ADR (Services)                                             4,000              303,000
                                                                                                        --------------
                                                                                                            1,056,042
                                                                                                        --------------

Netherlands-- 5.6%
Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)                                           16,000              938,999
Wolters Kluwer NV (Publishing)                                                            12,000              523,273
                                                                                                        --------------
                                                                                                            1,462,272
                                                                                                        --------------

Singapore-- 2.1%
Singapore Press Holdings (Publishing)                                                     37,500              552,771
                                                                                                        --------------







See Notes to Financial Statements.

Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Global Equity Portfolio-Statement of Net Assets (continued)

April 30, 1999 (Unaudited)                                                            Shares               Value (1)
-----------------------------------------------------------------------------------------------------------------------



South Africa-- 0.7%
Adcock Ingram Ltd. - N Shares (Medical Devices)                                            2,287        $       6,447
Beverage & Consumer Ind. (Food/Beverages)                                                  2,987               58,365
Edgars Stores Ltd. (Apparel)                                                                 295                1,497
LibLife Strategic Investments Ltd. (Diversified Holdings)                                 80,000              120,636
South Africa Breweries (Food/Beverages) *                                                    500                4,182
The Premier Group Ltd. (Food/Diversified)                                                  6,277                2,448
                                                                                                        --------------
                                                                                                              193,575
                                                                                                        --------------

Sweden-- 2.6%
Investor AB - Class B (Holding Company)                                                   15,000              682,709
                                                                                                        --------------

Switzerland-- 6.0%
ABB AG Namen (Engineering)                                                                 2,000              584,565
Nestle SA - ADR (Foods/Beverages)                                                          5,000              463,562
Zuerich Allied AG (Insurance)                                                                800              516,519
                                                                                                        --------------
                                                                                                            1,564,646
                                                                                                        --------------

Thailand-- 2.3%
The Siam Cement Co., Ltd. (Manufacturing/Distribution) *                                  20,000              590,995
                                                                                                        --------------

United Kingdom-- 7.5%
Pearson plc (Multimedia)                                                                  35,000              745,641
Rentokil Initial plc (Commercial Services)                                                95,000              554,731
WPP Group plc (Advertising)                                                               75,000              665,952
                                                                                                        --------------
                                                                                                            1,966,324
                                                                                                        --------------

United States-- 42.7%
Air Products & Chemicals, Inc. (Basic Industry)                                            9,000              423,000
Allied Capital Corp. (Investment Company)                                                 47,001              846,018
AlliedSignal, Inc. (Aerospace/Defense)                                                    11,000              646,250
American International Group (Insurance)                                                   6,000              704,625
Aspen Technologies, Inc. (Computers)                                                      12,000              102,750
Baxter International, Inc. (Medical Products)                                             12,000              756,000
Colgate-Palmolive Co. (Consumer Products)                                                  8,500              870,719
Deere & Co. (Manufacturing)                                                                9,000              387,000
Dover Corp. (Manufacturing)                                                                8,000              295,500
Exxon Corp. (Oil/Gas)                                                                      7,500              622,969
Federal National Mortgage Association (Financial)                                          7,000              496,563
Intel Corp. (Technology)                                                                  10,000              611,875
MCI Worldcom, Inc. (Services)                                                              2,000              164,375
Pfizer, Inc. (Pharmaceuticals)                                                             7,000              805,438
Quintiles Transnational Corp. (Services) *                                                10,000              405,625
Schlumberger, Ltd. (Oil/Gas)                                                              12,000              766,500
Sun Microsystems, Inc. (Computers)                                                         8,000              478,500
Thermo Electron Corp. (Manufacturing) *                                                   25,000              401,563
Wells Fargo & Co. (Financial)                                                             11,000              475,063
Wisconsin Central Transportation Corp. (Transportation/Rail) *                            25,000              461,720




United States (continued)
Wrigley (WM.) Jr. Co. (Foods/Confectionery)                                                5,000        $     443,438
                                                                                                        --------------
                                                                                                           11,165,491
                                                                                                        --------------

Total Common Stocks (Cost $20,727,616)                                                                     25,701,861
                                                                                                        --------------


Rights and Warrants-- 0.2%
Scania AB Class B, warrants expiring 6/4/99 (Sweden) * (Cost - $0)                        30,000
                                                                                                        38,503
                                                                                                        --------------


                                                                                          Face
Fixed Income -- 0.7%                                                                      Amount
                                                                                   --------------------

United States-- 0.7%
J.P. Morgan & Co. (FRN), 5.913%, due 2/15/12 (Cost $202,226)                            $200,000              179,412
                                                                                                        --------------
                                                                                                        --------------

Total Long Term Investments (Cost $20,929,842)                                                           25,919,776
                                                                                                        --------------

Cash Equivalents -- 1.4%
Investors Bank & Trust Company  Repurchase  Agreement,  4.25% due 5/03/99 in the
amount of $374,117;  Issued 4/30/99  (collateralized  by $395,693 par of Federal
Home Loan Mortgage Corp., 7.574% due 10/01/25 with a
market value of $392,730) (Cost $373,984)                                                373,984            373,984
                                                                                                        --------------


Total Investments-- 100.6% (Cost $21,303,826)                                                           $26,293,760
                                                                                                        --------------



Other Assets, Net of Liabilities -- (0.6)%

Other assets                                                                                            $   148,562

Other liabilities
                                                                                                           (301,626)
                                                                                                        --------------

                                                                                                           (153,064)
                                                                                                        --------------

Net Assets-- 100%
Applicable to 1,383,632 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                         $  26,140,696
                                                                                                        ==============

Net Asset Value, Offering and Redemption Price Per Share                                                $       18.89

                                                                                                        ==============

Components of Net Assets as of April 30, 1999 were as follows:

Capital Stock at par value ($.001)                                                                      $       1,384
Capital Stock in excess of par value                                                                       22,111,145
Distributions in excess of investment income, net                                                            (208,752)
Distributions in excess of net realized gain on investments and foreign currency-related                     (750,945)
transactions
Net unrealized appreciation on investments and on assets and liabilities denominated in                     4,987,864
foreign currencies
                                                                                                          ==============
                                                                                                          $26,140,696
                                                                                                          ==============



 *          Non-income producing security.
ADR     American Depository Receipt
FRN     Floating Rate Note
(1)       See Note 2 to Financial Statements




See Notes to Financial Statements





Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Multi-Asset Global Portfolio-Statement of Net Assets
                                                                                    Face
April 30, 1999 (Unaudited)                                                         Amount                Value (1)
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.





Long Term Investments -- 102.3%

Common Stocks -- 63.1%

France-- 4.1%
Bic (Manufacturing)                                                                       1,050         $     59,011
Financiere et Industrielle Gaz et Eaux (Diversified Holdings)                             3,290              159,935
Michelin (CGDE) - Class B (Manufacturing)                                                 1,200               54,550
                                                                                                        -------------
                                                                                                             273,496
                                                                                                        -------------

Germany-- 2.4%
Allianz AG (Insurance)                                                                      200               63,822
Bayer AG (Chemical)                                                                       1,500               63,822
SAP AG -Sponsored ADR (Technology)                                                        1,000               31,375
                                                                                                        -------------
                                                                                                             159,019
                                                                                                        -------------

Hong Kong-- 5.0%
Hutchison Whampoa Ltd. (Diversified Holdings)                                            12,000              107,605
Jardine Strategic Holdings Ltd. (Financial Services)                                     70,000              172,900
Li & Fung Ltd. (Distribution/Wholesale)                                                  20,000               49,028
                                                                                                        -------------
                                                                                                             329,533
                                                                                                        -------------

Ireland-- 0.4%
CBT Group plc-ADR (Computers) *                                                           1,700               26,350
                                                                                                        -------------

Japan-- 3.2%
Atlantis Japan Growth Fund (Investment Company) *                                         7,000               54,250
Mitsubishi Corp. (Distribution/Wholesale)                                                15,000               99,263
Tokio Marine & Fire Insurance Co. (Insurance)                                             5,000               58,259
                                                                                                        -------------
                                                                                                             211,772
                                                                                                        -------------

Mexico-- 1.7%
Kimberly Clark de Mexico SA de CV (Manufacturing)                                        29,000              113,109
                                                                                                        -------------

Netherlands-- 4.3%
Royal Dutch Petroleum Co. - NY Shares (Oil/Gas)                                           3,800              223,012
Wolters Kluwer NV (Publishing)                                                            1,400               61,049
                                                                                                        -------------
                                                                                                             284,061
                                                                                                        -------------

Singapore-- 1.6%
DBS Local Certificates (Financial) *                                                     15,000              107,901
                                                                                                        -------------

Sweden-- 2.8%
Investor AB - Class B (Holding Company)                                                   4,000              182,056
                                                                                                        -------------

Switzerland-- 5.0%
ABB AG Namen (Engineering)                                                                  400              116,913
Nestle SA - ADR (Foods/Beverages)                                                         1,500              139,069
Union Bank of Switzerland AG (Financial)                                                    215               73,149
                                                                                                        -------------
                                                                                                             329,131
                                                                                                        -------------


See Notes to Financial Statements.

Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Multi-Asset Global Portfolio-Statement of Net Assets (continued)
                                                                                    Face
April 30, 1999 (Unaudited)                                                         Amount                Value (1)
----------------------------------------------------------------------------------------------------------------------


Thailand-- 0.6%
The Siam Cement Co., Ltd. (Manufacturing/Distribution) *                                  1,400               41,370
                                                                                                        -------------

United Kingdom-- 5.7%
British Telecommunications plc-ADR (Services)                                               400         $     67,100
Pearson plc (Multimedia)                                                                  3,800               80,955
Rentokil Initial plc (Commercial Services)                                               14,000               81,750
Rio Tinto plc (Mining)                                                                    8,500              148,484
                                                                                                        -------------
                                                                                                             378,289
                                                                                                        -------------

United States-- 26.3%
Air Products & Chemicals, Inc. (Basic Industry)                                           1,600               75,200
Allied Capital Corp. (Investment Company)                                                 6,500              117,000
AlliedSignal, Inc. (Aerospace/Defense)                                                    1,800              105,750
American International Group (Insurance)                                                  1,000              117,438
Baxter International, Inc. (Medical Products)                                             1,000               63,000
Colgate-Palmolive Co. (Consumer Products)                                                 1,800              184,387
Deere & Co. (Manufacturing)                                                               1,700               73,100
Dover Corp. (Manufacturing)                                                               3,600              132,975
Exxon Corp. (Oil/Gas)                                                                     1,800              149,513
Federal National Mortgage Association (Financial)                                           900               63,844
International Business Machines Corp. (Computers)                                           800              167,350
Monsanto Co. (Life Sciences)                                                              1,200               54,300
Quintiles Transnational Corp. (Services) *                                                1,800               73,013
Royce Micro-Cap Trust, Inc. (Investment Company)                                         11,266               93,649
Schlumberger, Ltd. (Oil/Gas)                                                              1,200               76,650
Thermo Electron Corp. (Manufacturing) *                                                   3,500               56,219
Wells Fargo & Co. (Financial)                                                             2,500              107,969
Wisconsin Central Transportation Corp. (Transportation/Rail) *                            1,900               35,091
                                                                                                        -------------
                                                                                                           1,746,448
                                                                                                        -------------

Total Common Stocks (Cost $3,423,867)                                                                      4,182,535
                                                                                                        -------------

Rights and Warrants-- 0.0%
Scania AB Class B, warrants expiring 6/4/99 (Sweden) *                                    2,000                2,567
Atlantis Japan Growth Fund warrants expiring 4/30/01 (Japan) *                              400                  330
                                                                                                        -------------

Total Rights and Warrants (Cost $2,711)                                                                        2,897
                                                                                                        -------------


                                                                                    Face
Fixed Income -- 39.2%                                                               Amount
                                                                               ----------------

Multinational-- 1.7%
International Bank Reconstruction & Development, 4.25%, due 9/08/05             EUR     100,000              110,329
                                                                                                        -------------


United Kingdom-- 3.1%
Orange plc, 7.625%, due 8/01/08                                                  EUR    125,000              142,758
UK Treasury Consols, 4.0%, due 12/29/49                                          GBP     50,000               64,404

                                                                                                        -------------
                                                                                                             207,162
                                                                                                        -------------





See Notes to Financial Statements


United States-- 34.4%
Comcast Corp., 10.625%, due 7/15/12                                                    $100,000         $    128,840
Fullerton Global Corp., 0.00%, due 4/02/03                                              175,000              180,031
GNMA, 7.00%, due 4/15/28                                                                132,388              134,447
GNMA, 7.00%, due 6/15/09                                                                100,680              103,419
GNMA, 7.50%, due 6/15/27                                                                113,824              117,373
GNMA, 8.00%, due 8/15/07                                                                  9,549                9,956
GNMA, 8.50%, due 5/15/18                                                                 16,062               16,979
GNMA, 9.50%, due 9/20/20                                                                  4,791                5,115
Rockefeller Center Property CVT, 0.00%, due 12/31/00                                    250,000              196,249
U.S. Treasury Bond, 6.125%, due 11/15/27                                                250,000              258,124
U.S. Treasury Inflation Index Note, 3.504%, due 1/15/07                                 150,000              150,188
U.S. Treasury Inflation Index Note, 3.625%, due 4/15/28                                 150,000              146,165
U.S. Treasury Note, 5.625%, due 5/15/08                                                 350,000              355,030
U.S. Treasury Note, 7.00%, due 7/15/06                                                  250,000              273,359
U.S. Treasury Note, 7.875%, due 8/15/01                                                  25,000               26,469
U.S. Treasury Note, 8.75%, due 8/15/00                                                  175,000              183,038

                                                                                                        -------------
                                                                                                           2,284,782
                                                                                                        -------------

Total Fixed Income (Cost $2,574,348)                                                                       2,602,273
                                                                                                        -------------

Total Long Term Investments (Cost $6,000,926)                                                             6,787,705
                                                                                                        -------------

Cash Equivalents-- 1.6%
Investors Bank & Trust Company Repurchase Agreement, 4.25% due 5/3/99 in the
amount of $104,391; issued 4/30/99 (collateralized by $105,813 par of Federal
National Mortgage Association, 7.235% due 10/1/23 with a market value of $109,671)                                         04,354
(Cost $104,354)                                                                        104,354          104,354


Total Investments-- 103.9% (Cost $6,105,280)                                                            $  6,892,059
                                                                                                        -------------
Other Assets, Net of Liabilities -- (3.9)%

Other assets                                                                                            $     65,869
Other Liabilities                                                                                           (324,020)
                                                                                                        -------------
                                                                                                            (258,151)
                                                                                                        -------------
Net Assets-- 100%
Applicable to 550,262 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                         $  6,633,908
                                                                                                        =============

Net Asset Value, Offering and Redemption Price Per Share                                                $      12.06
                                                                                                        =============

Components of Net Assets as of April 30, 1999 were as follows:

Capital Stock at par value ($.001)                                                                      $        550
Capital Stock in excess of par value                                                                       5,726,065
Undistributed investment income, net                                                                          38,008
Accumulated net realized gain on investments and foreign currency-related transactions                        83,287
Net unrealized appreciation on investments and on assets and liabilities denominated in                      785,998
foreign currencies
                                                                                                        =============
                                                                                                        $  6,633,908
                                                                                                        =============


*        Non-income producing security.
CVT - Convertible Bond                                     EUR - Euro
ADR - American Depository Receipt                          GBP - British Pound
GNMA - Government National Mortgage Association



See Notes to Financial Statements.


Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Portfolio-Statement of Net Assets

April 30, 1999 (Unaudited)                                                           Shares              Value (1)
---------------------------------------------------------------------------------------------------------------------

Long Term Investments -- 97.2%

Common Stocks -- 97.2%

Argentina-- 7.4%
Perez Companc - ADR (Oil/Gas)                                                               2,000         $   25,250
Quilmes Industrial SA (Foods/Beverages) *                                                   3,300             29,700
Telefonica de Argentina - ADR (Utilities)                                                     700             26,161
YPF-Sociedad Anonima - ADR (Oil/Gas)                                                          400             16,800
                                                                                                          -----------
                                                                                                              97,911
                                                                                                          -----------

Brazil-- 10.9%
Banco Itau SA (Financial)                                                                  69,000             36,622
Companhia Siderurgica Nacional (Basic Industry)                                           900,000             19,487
Compania Brasileira de Distribuicao Grupo Pao de Acurcar (Food/Diversified)                 2,000             34,875
Empresa Bras Aeronautica (Aerospace/Defense)                                            2,650,000             23,176
Telesp Celular SA (Services)                                                            1,020,000             29,837
                                                                                                          -----------
                                                                                                             143,997
                                                                                                          -----------

Chile-- 3.0%
Cia de Telecomunicaciones de Chile SA - ADR (Services)                                      1,500             39,656
                                                                                                          -----------

Egypt-- 1.9%
Suez Cement Co. - GDR (Basic Industry)                                                      1,500             25,617
                                                                                                          -----------

Greece-- 2.7%
Attica Enterprises SA (Transportation)                                                      3,300             27,896
Panafon SA (Services) *                                                                       300              8,008
                                                                                                          -----------
                                                                                                              35,904
                                                                                                          -----------

Hong Kong-- 11.0%
Cafe De Coral Holdings Ltd (Restaurants)                                                  120,000             39,481
China Telecom (Services) *                                                                  6,000             13,702
Johnson Electric Holdings (Electrical Equipment)                                           11,000             32,856
Li & Fung Ltd. (Distribution/Wholesale)                                                    16,000             39,223
Varitronix International Ltd. (Technology)                                                 12,000             20,592
                                                                                                          -----------
                                                                                                             145,854
                                                                                                          -----------

Hungary-- 4.4%
Matav Rt - ADR (Services)                                                                   1,000             28,125
Otp Bank (Financial)                                                                          700             29,556
                                                                                                          -----------
                                                                                                              57,681
                                                                                                          -----------

Israel-- 6.9%
ECI Telecommunications Ltd. (Technology)                                                      600             22,125
Gilat Satellite Networks, Inc. (Technology)                                                   650             33,800
Koor Industries Ltd. - ADR (Basic Industry)                                                 1,650             35,475
                                                                                                          -----------
                                                                                                              91,400
                                                                                                          -----------

Mexico-- 17.2%
Alfa SA (Basic Industry)                                                                    6,500             25,880
Cifra SA - ADR (Retail)                                                                     3,000             57,210





See Notes to Financial Statements.

Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Portfolio-Statement of Net Assets (continued)

April 30, 1999 (Unaudited)                                                           Shares              Value (1)
---------------------------------------------------------------------------------------------------------------------


Mexico (continued)
Desc Sociedad de Fomento Industrial SA de CV (Basic Industry)                              18,000       $    23,012
Grupo Televisa SA - Series CPO (Services)                                                   2,200            44,095
Kimberly Clark de Mexico SA de CV (Manufacturing)                                           5,000            19,502
Panamerican Beverages Inc-A (Food/Beverages)                                                1,250            27,734
Telefonos de Mexico - Class L,  ADR (Services)                                                400            30,300
                                                                                                        ------------
                                                                                                            227,733
                                                                                                        ------------

Philippines-- 2.5%
International Container Terminal Services, Inc. (Basic Industry) *                        330,000            33,087
                                                                                                        ------------

Poland-- 2.8%
Debica SA ( Manufacturing)                                                                  1,400            17,203
Wielkopolski Bank Kredytowy SA (Financial)                                                  3,500            19,154
                                                                                                        ------------
                                                                                                             36,357
                                                                                                        ------------

Singapore-- 6.2%
Dairy Farm International Holdings Ltd. (Food/Diversified)                                  28,000            41,440
Natsteel Electronics Ltd (Technology)                                                      12,000            40,330
                                                                                                        ------------
                                                                                                             81,770
                                                                                                        ------------

South Africa-- 2.5%
South Africa Breweries (Food/Beverages) *                                                   4,000            33,437
                                                                                                        ------------

South Korea-- 3.5%
Pohang Iron and Steel Co., Ltd. (Basic Industry)                                              360            30,406
South Korea Mobile Telecommunications Corp., Ltd. (Services)                                   15            15,704
                                                                                                        ------------
                                                                                                             46,110
                                                                                                        ------------

Taiwan-- 6.0%
Hon Hai Precision Industry (Technology) *                                                   3,000            16,355
President Chain Store Corp. (Food/Diversified)                                              5,000            15,467
Taiwan Semiconductor (Technology) *                                                        14,000            47,382
                                                                                                        ------------
                                                                                                             79,204
                                                                                                        ------------

Thailand-- 4.7%
Advanced Information Service plc (Services) *                                               4,000            42,491
Pizza Co. Ltd. (Restaurants) *                                                              6,000            19,089
                                                                                                        ------------
                                                                                                             61,580
                                                                                                        ------------

United Kingdom-- 3.6%
Standard Chartered plc (Financial)                                                          2,600            47,094
                                                                                                        ------------

Total Common Stocks (Cost $1,083,255)                                                                    1,284,392
                                                                                                        ------------

Total Long Term Investments (Cost $1,083,255)                                                            1,284,392
                                                                                                        ------------


See Notes to Financial Statements

Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Portfolio-Statement of Net Assets (continued)
                                                                                      Face
April 30, 1999 (Unaudited)                                                           Amount              Value (1)
---------------------------------------------------------------------------------------------------------------------


Cash Equivalents -- 3.3%
Investors Bank & Trust Company Repurchase Agreement, 4.25% due 5/03/99 in
the amount of $43,246; Issued 4/30/99 (collateralized by $108,000 par of Federal
National  Mortgage  Association,  8.00%  due  12/01/23  with a  market  value of
$45,541) (Cost $43,230)
                                                                                $       43,230          $    43,230


Total Investments-- 100.5% (Cost $1,126,485)                                                             $1,327,622
                                                                                                        ------------



Other Assets, Net of Liabilities -- (0.5)%

Other assets                                                                                            $    42,420
Other Liabilities                                                                                           (48,998)
                                                                                                        ------------
                                                                                                             (6,578)
                                                                                                        ------------

Net Assets-- 100%
Applicable to 111,329 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                         $ 1,321,044
                                                                                                        ============

Net Asset Value, Offering and Redemption Price Per Share                                                $     11.87
                                                                                                        ============

Components of Net Assets as of April 30, 1999 were as follows:

Capital Stock at par value ($.001)                                                                      $       111
Capital Stock in excess of par value                                                                      1,114,718
Undistributed net investment income                                                                           2,611
Undistributed net realized gain on investments and foreign currency-related transactions                      2,541
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign             201,063
currencies
                                                                                                        ============
                                                                                                        $ 1,321,044
                                                                                                        ============

*       Non-income producing security.
ADR   American Depositary Receipt
(1)     See Note 2 to Financial Statements


See Notes to Financial Statements.

Harding, Loevner Funds, Inc.
-------------------------------------------------------------------------------
Statement of Operations
Six Months Ended April 30, 1999   (Unaudited)
-------------------------------------------------------------------------------




                                                         International    Global Equity      Multi-Asset      Emerging
                                                             Equity         Portfolio          Global         Markets
                                                           Portfolio                          Portfolio      Portfolio*
                                                         ---------------  ---------------   --------------  -------------



Investment Income
Interest                                                  $     203,304     $    32,440     $   84,118     $   1,305
Dividends (net of withholding taxes of $354,565,
   $10,452, $2,284 and $441, respectively)                    2,272,733         188,078         37,842        10,031
                                                          --------------    ------------    -----------    ----------

   Total investment income                                    2,476,037         220,518        121,960        11,336
                                                          --------------    ------------    -----------    ----------

Expenses
Investment advisory fees                                      1,268,776         135,171         32,375         6,213
Administration fees                                             253,755          20,276          4,856           738
Custodian fees                                                  152,348          17,061          6,946         9,573
Directors' fees and expenses                                     29,052           2,298            558            84
Shareholder record keeping fees                                  20,146           7,233          2,458         1,331
Printing and postage                                             11,348             898            218            33
Audit fees                                                       10,500          11,000         10,500        10,500
Legal fees                                                        9,078             728            241            26
Organizational costs                                              7,282           6,388          1,578            --
State registration filing fees                                    6,167           4,000          1,467           750
Insurance expense                                                 5,142             407             65            15
Other fees and expenses                                           7,026             755            347           258
                                                          --------------    ------------    -----------    ----------
   Total operating expenses                                   1,780,620         206,215         61,609        29,521

Waiver of investment advisory fee (Note 3)                      (89,072)        (37,251)       (21,141)      (20,796)

   Total expenses                                             1,691,548         168,964         40,468         8,725
                                                          --------------    ------------    -----------    ----------

Investment income, net                                          784,489          51,554         81,492         2,611
                                                          --------------    ------------    -----------    ----------

Realized and unrealized gain (loss) on investments and
foreign currency-related transactions
Net realized gain (loss) from investments                    (5,089,231)         14,916         83,394         3,297
Net realized gain (loss) from foreign
   currency-related transactions                               (143,506)        (23,241)         1,515          (756)
Net unrealized appreciation (depreciation) on                63,554,553       4,138,786        463,008       201,136
   investments
Net unrealized appreciation (depreciation) on
   translation of assets and liabilities denominated            (83,468)         (5,051)        (1,182)          (73)
   in foreign currencies

                                                          --------------    ------------    -----------    ----------
   Realized and unrealized gain (loss) on
      investments and foreign currency-related               58,238,348       4,125,410        546,735       203,604
      transactions
                                                          --------------    ------------    -----------    ----------

Net increase in net assets resulting from operations
                                                          $  59,022,837     $ 4,176,964     $  628,227     $ 206,215
                                                          ==============    ============    ===========    ==========


*  For the period from November 9, 1998
   (commencement of operations) to April 30, 1999




See Notes to Financial Statements

Harding, Loevner Funds, Inc.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

-------------------------------------------------------------------------------



                                                      International Equity Portfolio       Global Equity Portfolio
                                                     --------------------------------- --------------------------------
                                                      Six Months                        Six Months
                                                         Ended                             Ended
                                                       April 30,         Year Ended      April 30,        Year Ended
                                                         1999           October 31,        1999           October 31,
                                                      (Unaudited)           1998        (Unaudited)          1998
                                                     --------------    --------------- --------------    --------------



Increase (Decrease) in Net Assets
from Operations
   Investment income, net                            $    784,489      $  4,272,224     $    51,554      $   499,821
   Net realized gain (loss) from investments,
      in kind redemptions and foreign
      currency-related transactions                    (5,232,737)       (1,323,216)         (8,325)       9,885,812
   Net unrealized appreciation (depreciation)
      on investments and on translation of
      assets and liabilities denominated in            63,471,085        (1,207,070)      4,133,735      (13,011,022)
      foreign currencies

                                                     -------------     -------------    ------------     ------------
      Net increase (decrease) in net assets
      resulting from operations                        59,022,837         1,741,938       4,176,964       (2,625,389)
                                                     -------------     -------------    ------------     ------------

Distributions to Shareholders from:
   Investment income, net                               5,059,466         3,375,872              --          820,550
   Net realized gain from investments and
      foreign currency-related transactions               337,112           877,148              --        6,491,751
   In excess of net realized gain from
      investments and foreign currency-related                 --         1,323,152              --               --
      transactions

                                                     -------------     -------------    ------------     ------------
      Total distributions                               5,396,578         5,576,172              --        7,312,301
                                                     -------------     -------------    ------------     ------------

Capital Share Transactions, Net (See Note 6)          (40,556,271)      (57,413,729)     (8,799,764)     (24,180,948)


Net increase (decrease) in net assets                  13,069,988       (61,247,963)     (4,622,800)     (34,118,638)


Net Assets
   Beginning of period                                326,056,304       387,304,267      30,763,496       64,882,134
                                                     -------------     -------------    ------------     ------------

   End of period                                     $339,126,292      $326,056,304     $26,140,696      $30,763,496
                                                     =============     =============    ============     ============

Undistributed (Distributions in excess of)
 Invesment Income, Net                               $   (534,728)     $  3,740,249     $  (208,752)     $  (260,306)
                                                     =============     =============    ============     ============







See Notes to Financial Statements

Harding, Loevner Funds, Inc.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

-------------------------------------------------------------------------------


                                                                                                    Emerging Markets
                                                                     Multi-Asset Global Portfolio       Portfolio
                                                                     ----------------------------- --------------------

                                                                                                   For the Period from
                                                                  Six Months Ended                  November 9, 1998*
                                                                   April 30, 1999    Year Ended             to
                                                                     (Unaudited)     October 31,      April 30, 1999
                                                                                        1998           (Unaudited)
                                                                  -------------------------------- ---------------------


Increase (Decrease) in Net Assets from Operations
   Investment income, net                                               $   81,492     $  155,102      $    2,611
   Net realized gain (loss) from investments and foreign
      currency-related transactions                                         84,909         81,404           2,541
   Net unrealized appreciation (depreciation) on investments and
      on translation of assets and liabilities denominated in              461,826         51,959         201,063
      foreign currencies

                                                                        -----------    ------------    -----------
      Net increase in net assets resulting from operations                 628,227        288,465         206,215
                                                                        -----------    ------------    -----------

Distributions to Shareholders from:
   Investment income, net                                                 (168,496)       121,883              --
   Net realized gain from investments and foreign currency-related
      transactions                                                         (85,013)        96,112              --

                                                                        -----------    ------------    -----------
      Total distributions                                                 (253,509)       217,995              --
                                                                        -----------    ------------    -----------

Capital Share Transactions, Net (See Note 6)                               (68,031)     1,081,521       1,114,829


Net increase in net assets                                                 306,687      1,151,991       1,321,044

Net Assets
   Beginning of period                                                   6,327,221      5,175,230              --
                                                                        -----------    ------------    -----------

   End of period                                                        $6,633,908     $6,327,221      $1,321,044
                                                                        ===========    ============    ===========

Undistributed Investment Income, Net                                    $   38,008     $  125,012      $    2,611
                                                                        ===========    ============    ===========



*  Commencement of operations


See Notes to Financial Statements

Harding, Loevner Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights

-------------------------------------------------------------------------------



                                                          International Equity Portfolio
                                         For the
                                        Six Months        For          For         For the          For           For
                                          Ended        the Year   the Year Ended  Ten Months      the Year     the Period
                                        April 30,        Ended    Oct. 31, 1997     Ended          Ended         Ended
                                           1999      Oct. 31, 1998                 Oct. 31,    Dec. 31, 1995 Dec. 31, 1994*
                                       (Unaudited)                                  1996
                                      --------------------------------------------------------------------------------------


Per Share Data
Net asset value, beginning of period     $   11.62     $  11.79     $  11.61     $   10.77       $   9.71         $10.00

Increase (Decrease) in Net Assets from
Operations
   Investment income, net                     0.03         0.14         0.13          0.08           0.10           0.04
   Net realized and unrealized gain
      (loss) on investments and foreign
      currency-related transactions           2.14        (0.13)        0.05(a)       0.97           1.06          (0.29)
                                         ----------    ---------    ---------    ----------      ---------        -------
Net increase (decrease) from investment
   operations                                 2.17         0.01         0.18          1.05           1.16          (0.25)
                                         ----------    ---------    ---------    ----------      ---------        -------

Distributions to Shareholders from:
   Investment income, net                     0.16         0.11         0.00(b)       0.08           0.10           0.03
   Excess of investment income, net           0.02           --           --          0.03             --             --
   Net realized gain from investments
      and foreign currency-related            0.01         0.03           --          0.10             --             --
      transactions
   Excess of net realized gain on
      investments and foreign
      currency-related transactions             --         0.04           --            --             --           0.01
                                         ----------    ---------    ---------    ----------      ---------        -------
Total distributions                           0.19         0.18           --          0.21           0.10           0.04
                                         ----------    ---------    ---------    ----------      ---------        -------
Net asset value, end of period           $   13.60     $  11.62     $  11.79     $   11.61       $  10.77         $ 9.71
                                         ==========    =========    =========    ==========      =========        =======

Total Return                                 18.86%(c)     0.06%        1.57%         9.81%(c)      11.99%         (2.47)%(c)

Ratios/Supplemental Data
   Net assets, end of period (000's)     $ 339,126     $326,056     $387,304     $ 241,357       $ 67,727         $8,904

   Ratio of net operating expenses to
      average net assets                      1.00%(d)   1.00  %      1.00  %         1.00%(d)       0.99%          0.95%(d)

   Ratio of investment income, net to
      average net assets                      0.46%(d)   1.14  %      1.07  %         1.29%(d)       1.30%          1.13%(d)

   Decrease reflected in above expense
      ratios due to waiver of
      investment advisory and
      administration fees, and                0.05%(d)   0.04  %      0.06  %         0.14%(d)       0.54%          1.33%(d)
      reimbursement of other expenses

   Portfolio turnover                           19%(c)       33%          31%           17%(c)         28%            27%(c)




* For the period from May 11, 1994 (commencement of operations) to December 31, 1994.
(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b)      Rounds to less than $0.01.
(c)      Not annualized
(d)      Annualized





See Notes to Financial Statements.

Harding, Loevner Funds, Inc.
--------------------------------------------------------- ----------------------
Financial Highlights

-------------------------------------------------------------------------------



                                                                                    Global Equity Portfolio
                                                                        -------------------------------------------------
                                                                          For the Six
                                                                         Months Ended     For the Year       For the
                                                                        April 30, 1999       Ended         Period Ended
                                                                        (Unaudited)(a)   Oct. 31, 1998    Oct. 31, 1997*
                                                                        --------------------------------------------------


Per Share Data
Net asset value, beginning of period                                        $ 16.16        $  18.70       $  17.58(b)
                                                                            --------       ---------      ---------
Increase (Decrease) in Net Assets from Operations
   Investment income, net                                                      0.03            0.20           0.19
   Net realized and unrealized gain (loss) on investments and
      foreign currency-related transactions                                    2.70           (0.55)          0.94
                                                                            --------       ---------      ---------
Net increase (decrease) from investment operations                             2.73           (0.35)          1.13
                                                                            --------       ---------      ---------
Distributions to Shareholders from:
   Investment income, net                                                        --            0.25           0.01
   Net realized gain from investments and foreign currency-related
      transactions                                                               --            1.94             --
                                                                            --------       ---------      ---------
Total distributions                                                              --            2.19           0.01
                                                                            --------       ---------      ---------
Net asset value, end of period                                              $ 18.89        $  16.16       $  18.70
                                                                            ========       =========      =========

Total Return                                                                  16.89%(c)       (2.46)%         6.45%(c)

Ratios/Supplemental Data
   Net assets, end of period (000's)                                        $26,141        $ 30,763       $ 64,882

   Ratio of net operating expenses to average net assets                       1.25%(d)        1.25%          1.25%(d)

   Ratio of investment income, net to average net assets                      0.38 %(d)        0.86%          1.05%(d)

   Decrease reflected in above expense ratios due to waiver of
      investment advisory and reimbursement of other expenses                  0.28%(d)        0.11%          0.12%(d)

   Portfolio turnover                                                            19%(c)          67%            39%(c)


* Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
(a)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(b)The begining net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s- Global Equity Limited Partnership ("GELP") as of November 30, 1996 (See Note 8 to Financial Statements).
(c)      Not annualized
(d)      Annualized



 See Notes to Financial Statements.

Harding, Loevner Funds, Inc.
----------------------------------------------------- --------------------------
Financial Highlights

-------------------------------------------------------------------------------



                                                                                  Multi-Asset Global Portfolio
                                                                           For the Six                     For the
                                                                          Months Ended    For theYear       Period
                                                                         April 30, 1999      Ended          Ended
                                                                           (Unaudited)   Oct. 31, 1998  Oct. 31, 1997*
                                                                         -----------------------------------------------


Per Share Data
Net asset value, beginning of period                                           $ 11.41       $ 11.26        $10.00
                                                                               --------      --------       -------
Increase in Net Assets
from Operations
   Investment income, net                                                         0.14          0.52          0.25
   Net realized and unrealized gain on investments and foreign
      currency-related transactions                                               0.96          0.09          1.04
                                                                               --------      --------       -------
Net increase from investment operations                                           1.10          0.61          1.29
                                                                               --------      --------       -------
Distributions to Shareholders from:
   Investment income, net                                                         0.30          0.26          0.03
   Net realized gain from investments and foreign currency-related                0.15          0.20            --
      transactions
                                                                               --------      --------       -------
Total distributions                                                               0.45          0.46          0.03
                                                                               --------      --------       -------
Net asset value, end of period                                                 $ 12.06       $ 11.41        $11.26
                                                                               ========      ========       =======

Total Return                                                                      9.84%(a)      5.53%        12.92%

Ratios/Supplemental Data
   Net assets, end of period (000's)                                           $ 6,634       $ 6,327        $5,175

   Ratio of net operating expenses to average net assets                          1.25%(b)      1.25%         1.25%

   Ratio of investment income, net to average net assets                         2.52 %(b)      2.58%         2.50%

   Decrease reflected in above expense ratios due to waiver of
      investment advisory and reimbursement of other expenses                     0.65%(b)      0.71%         0.92%

   Portfolio turnover                                                               16%(a)        29%           36%





*  Commencement of Operations was November 1, 1996.
(a)      Not annualized
(b)      Annualized



See Notes To Financial Statements.

Harding, Loevner Funds, Inc.
--------------------------------------------------------- ---------------------
Financial Highlights

-------------------------------------------------------------------------------


                                                                                                   Emerging Markets
                                                                                                      Portfolio
                                                                                               -------------------------

                                                                                                 For the Period Ended
                                                                                                   April 30, 1999*
                                                                                                     (Unaudited)
                                                                                               -------------------------

Per Share Data
Net asset value, beginning of period                                                                        $10.00
                                                                                                            -------
Increase (Decrease) in Net Assets from Operations
   Investment income, net                                                                                     0.03
   Net realized and unrealized gain on investments and foreign currency-related                               1.84
   transactions
                                                                                                            -------
Net increase from investment operations                                                                       1.87
                                                                                                            -------
Distributions to Shareholders from:
                                                                                                            -------
Total distributions                                                                                              --
                                                                                                            -------
Net asset value, end of period                                                                              $11.87
                                                                                                            =======

Total Return                                                                                                 18.70%(a)

Ratios/Supplemental Data
   Net assets, end of period (000's)                                                                        $1,321

   Ratio of net operating expenses to average net assets                                                      1.75%(b)

   Ratio of investment income, net to average net assets                                                      0.52%(b)

   Decrease reflected in above expense ratios due to waiver of investment advisory and
      administration fees, and reimbursement of other expenses                                                4.15%(b)

   Portfolio turnover                                                                                           18%(a)





*  Commencement of Operations was November 9, 1998
(a)      Not annualized
(b)      Annualized



See Notes to Financial Statements.


Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)


April 30, 1999
--------------------------------------------------------------------------------

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, all of which were active as of April 30, 1999. The four active Portfolios are: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global"), and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows:
International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1,
1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L.P. ("GELP"), a limited partnership,
in   a   tax    free    reorganization. Multi-Asset       Global      commenced
operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner
Management,   L.P.   (the   "Investment Adviser").

2.  Summary of  Significant  Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes discount or accretes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Valuation

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 1999, there were no securities in the Fund which required valuation by the Board of Directors.

Expenses

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period. The unamortized balance of organizational expenses at April 30, 1999 was $77,302.

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Harding, Loevner Funds, Inc.


--------------------------------------------------------------------------------

Notes to Financial Statements (continued)


April 30, 1999
--------------------------------------------------------------------------------

2.  Summary of  Significant  Accounting
Policies (continued)

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate. At April 30, 1999, International Equity, Global Equity, Multi-Asset Global and Emerging Markets had balances of $8,590, $2,070, ($781) and ($57), respectively, representing net unrealized appreciation/(depreciation) related to the changes in the exchange rate in the value of other assets and liabilities excluding foreign currency, forward foreign currency contracts, and investments.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment  Advisory  Agreement and
Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. In addition, the Fund has an administration agreement with Investors Capital Services, Inc. (formerly AMT Capital Services, Inc.), which assists in managing and supervising all aspects of the Portfolios other than investment advisory activities. The advisory fee and administration fees are computed daily at an annual rate of 0.75% and 0.15%, respectively, of the average daily net assets of International Equity, 1.00% and 0.15%, respectively, for each of Global Equity and Multi-Asset Global , and 1.25% and 0.15%, respectively, for Emerging Markets. The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees of $31,992 were accrued for the six months ended April 30, 1999 to directors who are not employees of the Investment Adviser.


4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 1999, were as follows for each of the Portfolios:


------------------------------------------------------------------------------------------------------
                                                Purchase Cost of             Proceeds from Sales of
Portfolio                                     Investment Securities          Investment Securities
------------------------------------------------------------------------------------------------------

International Equity                                      $ 62,768,447                  $  89,457,953
Global Equity                                                5,278,737
                                                                                           13,531,058
Multi-Asset Global                                           1,368,645                      1,046,830
A
Emerging Markets                                             1,254,711                        174,753




The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 1999, for each of the Portfolios were as follows:


-----------------------------------------------------------------------------------------------------------------------------------
                                          Unrealized               Unrealized
Portfolio                                Appreciation             Depreciation                  Net                  Cost
-----------------------------------------------------------------------------------------------------------------------------------

International Equity                $   78,192,150              $ 13,317,968             $ 64,874,182          $ 276,783,160
Global Equity                            5,630,270                   642,406                4,987,864             21,303,826
Multi-Asset Global                         995,812                   209,033                  786,779              6,105,280
Emerging Markets                           225,945                    24,808                  201,137              1,126,485




5. Forward Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. International Equity had open foreign currency transactions to sell currency on the spot markets as of April 30, 1999 as follows:



                                                                     In Exchange For               Net Unrealized
                  Settlement                 Deliver                (in U.S. dollars)               Appreciation
                     Date                                                                          (Depreciation)
                -------------------------------------------------------------------------------------------------------
                       5/03/99             Australian Dollar
                                                     860,537    $                 570,113    $                 (8,526)
                       5/06/99                British Pounds
                                                   1,439,399                    2,319,430                        2,176
                       5/03/99                          Euro
                                                     430,259                      455,478                        1,193
                       5/04/99                          Euro
                                                   1,030,570                    1,091,046                        3,110
                       5/28/99                          Euro
                                                   1,435,193                    1,521,848                        4,193
                       5/07/99                  Japanese Yen
                                                 266,573,657                    2,235,134                        (465)
                       5/03/99                 Swedish Krona
                                                   3,366,507                      400,124                       1,137
                       5/05/99              Singapore Dollar
                                                   1,400,711                      826,354                      (2,018)






Forward Foreign Exchange Contracts (continued)




                                                                     In Exchange For               Net Unrealized
                  Settlement                 Deliver                (in U.S. dollars)               Appreciation
                     Date                                                                          (Depreciation)
                -------------------------------------------------------------------------------------------------------
                       5/04/99                     Thai Baht
                                                  10,236,025                      275,978                      (2,872)
                       5/04/99            South African Rand
                                                   2,485,780                      407,020                       2,364
                       5/03/99                   Swiss Franc
                                                   1,648,481                    1,083,109                        6,076
                                                                 -------------------------    -------------------------
                                                                $              11,185,634    $                   6,368



There were no open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 1999 for Global Equity, Multi-Asset Global, or Emerging Markets.

6. Capital Share Transactions

Transactions   in  capital   stock  for
International Equity were as follows for the periods indicated:



-----------------------------------------------------------------------------------------------------------------------------
                                                        Six Months Ended
                                                         April 30, 1999                            Year Ended
                                                           (Unaudited)                          October 31, 1998
                                              -------------------------------------- ---------------------------------------
                                                    Shares             Amount              Shares              Amount
-----------------------------------------------------------------------------------------------------------------------------

Shares sold                                              803,228      $   9,977,310            2,961,007       $ 36,281,392
Shares issued related to
reinvestment     of dividends                            341,566          4,266,161              356,184          4,099,676
                                              -------------------------------------------------------------------------------
                                                       1,144,797         14,243,471            3,317,191         40,381,068
Shares redeemed                                        4,285,791         54,799,742            8,083,995         97,794,797
                                              -------------------------------------- ---------------------------------------
Net (decrease) increase                              (3,140,997)     $ (40,556,271)          (4,766,804)     $ (57,413,729)
                                              ====================================== =======================================




Transactions in capital stock for Global Equity were as follows for the period indicated:



-----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                          April 30, 1999                          Year Ended
                                                           (Unaudited)                         October 31, 1998
                                              -------------------------------------------------------------------------------
                                                    Shares             Amount              Shares             Amount
-----------------------------------------------------------------------------------------------------------------------------

Shares sold                                                 1,217         $   21,034              48,580      $     861,141
Shares issued related to reinvestment
   of dividends                                                --                 --             414,700          7,049,903
                                              ------------------------------------------------------------------------------
                                                            1,217             21,034             463,280          7,911,044
Shares redeemed                                           521,226          8,820,798           2,030,092         32,091,992
                                              ------------------------------------------------------------------------------
Net (decrease) increase                                 (520,009)    $   (8,799,764)         (1,566,812)   $   (24,180,948)
                                              ==============================================================================




Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:


-----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                          April 30, 1999                           Year Ended
                                                           (Unaudited)                          October 31, 1998
                                              -------------------------------------------------------------------------------
                                                    Shares             Amount              Shares               Amount
-----------------------------------------------------------------------------------------------------------------------------

Shares sold                                                23,159       $    262,400             111,544       $   1,261,314
Shares issued related to reinvestment
   of dividends                                            21,881            249,664              19,604             217,995
                                              -------------------------------------------------------------------------------
                                                           45,040            512,064             131,148           1,479,309
Shares redeemed                                            49,281            580,095              36,232             397,788
                                              -------------------------------------------------------------------------------
Net (decrease) increase                                   (4,241)      $    (68,031)              94,916       $   1,081,521
                                              ===============================================================================


Transactions in capital stock for Emerging Markets were as follows for the period indicated:


-------------------------------------------------------------------------------------
                                                  Period from November 9, 1998 *
                                                        to April 30, 1999
                                                           (Unaudited)
                                              ---------------------------------------
                                                    Shares             Amount
-------------------------------------------------------------------------------------

Shares sold                                               111,329      $   1,114,829
Shares issued related to reinvestment
   of dividends                                                 --                  --
                                              ---------------------------------------
                                                                --                  --
Shares redeemed                                                 --                  --
                                              ---------------------------------------
Net increase                                              111,329      $   1,114,829
                                              =======================================



* Commencement of Operations



7.    Repurchase   and   Reverse    Repurchase
Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION



OFFICERS AND DIRECTORS

Jane A. Freeman
Director of the Fund

Samuel R. Karetsky
Director of the Fund

Carl W. Schafer
Director of the Fund

David R. Loevner
President and Director
    of the Fund

Susan C. Mosher
Secretary of the Fund

Timothy F. Osborne
Treasurer of the Fund

Richard Reiter
Assistant Secretary
    of the Fund


INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ  08876


DISTRIBUTOR

AMT Capital Securities, L.L.C.
600 Fifth Avenue, 26th Floor
New York, NY  10020


ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


LEGAL COUNSEL

Dechert Price & Rhoads
1775 Eye Street, N.W
Washington, D.C. 20006-2401


INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019